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                  U.S. SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                 FORM 24F-2
                      Annual Notice of Securities Sold
                           Pursuant to Rule 24f-2

          Read instructions at end of Form before preparing Form.
                           Please print or type.

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     1.   Name and address of issuer:

          Columbia Special Fund, Inc.
          1301 SW Fifth
          Portland, OR  97201
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     2.   Name of each series or class of funds for which this notice is filed:

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     3.   Investment Company Act File Number:

          811-4362

          Securities Act File Number:  2-99207
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     4.   Last day of fiscal year for which this notice is filed:

          December 31, 1995
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     5.   Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before
          termination of the issuer's 24f-2 declaration:         [ ]
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     6.   Date of termination of issuer's declaration under rule
          24f-2(a)(1), if applicable (see instruction A.6):
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     7.   Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

          0
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     8.   Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

          0
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     9.   Number and aggregate sale price of securities sold during the fiscal year.

          24,380,701 shares
          $507,005,537
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     10.  Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

          24,380,701 shares
          $507,005,537
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     11.  Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans if applicable (see Instruction B.7):

          7,030,821 shares
          $148,631,551
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    12.  Calculation of registration fees:

          (i)  Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):
                                                                 $507,005,537

          (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):
                                                                +$148,631,551

          (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
                                                               -$308,592,942

          (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
                                                                + $         0

          (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line
               (ii), less line (iii), plus line (iv)] (if applicable):
                                                                 $347,044,146
                                                                 x 1/29 of 1%

          (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see
               Instruction C.6):

          (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:
                                                                  $119,670.40
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     Instruction: Issuers should complete lines (ii), (iii), (iv), and (v)
     only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.
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     13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a):
                                                                 [x]
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           Date of mailing or wire transfer of filing fees to the
           Commission's lockbox depository:

                             February 22, 1996
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                                 SIGNATURES
     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)*
                                        GEORGE L. HANSETH
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                                        George L. Hanseth, Vice President
Date  February 23, 1996
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 *Please print the name and title of the signing officer below the signature.
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